Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Stockholders' Equity
Cash dividends per share	$ 0.92	$ 0.855
Shares activity for deferred compensation plan	22,304	9,136
Shares purchased for treasury stock	24,455	57,500
Restricted stock activity	10,000	139,290